Supplementary information on oil and gas activities (unaudited) - Summary of reconciliation of the Company's reserves (Detail) - Proved Reserves [Member]		12 Months Ended
		Dec. 31, 2024 MMBbls Bcf		Dec. 31, 2023 MMBbls Bcf		Dec. 31, 2022 MMBbls Bcf
Crude Oil Condensate And Natural Gas Liquids [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	[1]	262.3	[2]	205.1	[3]	143.3
Beginning Balance	[1]	71		68.3		48.2
Revisions of previous estimates	[1]	1.4	[4]	(8.2)	[5]	9.1	[6]
Extension and discoveries	[1]	73.5	[7]	86.5	[8]	65.4	[9]
Purchases/sales of onsite proved reserves	[1]			(5.4)	[10]	2	[11]
Production for the year	[1],[12]	(22)		(15.7)		(14.6)
Ending Balance	[1]	107		71		68.3
Ending Balance	[1]	315.2	[2]	262.3	[2]	205.1	[3]
Crude Oil Condensate And Natural Gas Liquids [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	[1]	7.3	[2]	2.9
Revisions of previous estimates	[1]	0.3	[13]	4.6	[14]
Production for the year	[1],[15]	(0.2)		(0.2)
Ending Balance	[1]	7.4	[2]	7.3	[2]	2.9
Crude Oil Condensate And Natural Gas Liquids [Member] | Parent Company [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	[16]			2.9	[3]	3.3
Revisions of previous estimates	[16],[17]					(0.3)
Production for the year	[15],[16]					(0.2)
Ending Balance	[3],[16]					2.9
Consumption Plus Natural Gas Sales In BCF [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | Bcf		258.8	[2]	238.9	[3],[18]	190.2	[18]
Beginning Balance | Bcf		85.5		99.2		90.8
Revisions of previous estimates | Bcf		(5.2)	[4]	(27.8)	[5]	0.9	[6],[18]
Extension and discoveries | Bcf		49.2	[7],[8],[19]	65.5	[8]	62	[9],[18]
Purchases/sales of onsite proved reserves | Bcf				(2.6)	[10]	2	[11],[18]
Production for the year | Bcf	[12]	(20.6)		(15.1)		(16.3)	[18]
Ending Balance | Bcf		109		85.5		99.2
Ending Balance | Bcf		282.2	[2]	258.8	[2]	238.9	[3],[18]
Consumption Plus Natural Gas Sales In BCF [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | Bcf		15.9	[2]	6
Revisions of previous estimates | Bcf		(2.4)	[13]	10	[14]
Production for the year | Bcf	[15]	0		(0.1)
Ending Balance | Bcf		13.4	[2]	15.9	[2]	6
Consumption Plus Natural Gas Sales In BCF [Member] | Parent Company [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | Bcf				6	[3]	6.2
Revisions of previous estimates | Bcf	[17]					(0.1)
Production for the year | Bcf	[15]					(0.1)
Ending Balance | Bcf	[3]					6
Consumption Plus Natural Gas Sales In MMBBL [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance		46.1	[2]	42.5	[3]	33.9
Beginning Balance		15.2		17.7		16.2
Revisions of previous estimates		(0.9)	[4]	(4.9)	[5]	0.2	[6]
Extension and discoveries		8.7	[7]	11.7	[8]	11	[9]
Purchases/sales of onsite proved reserves				(0.5)	[10]	0.4	[11]
Production for the year	[12]	(3.7)		(2.7)		(2.9)
Ending Balance		19.4		15.2		17.7
Ending Balance		50.2	[2]	46.1	[2]	42.5	[3]
Consumption Plus Natural Gas Sales In MMBBL [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance		2.8	[2]	1.1
Revisions of previous estimates		(0.4)	[13]	1.7	[14]
Production for the year	[15]	0		0
Ending Balance		2.4	[2]	2.8	[2]	1.1
Consumption Plus Natural Gas Sales In MMBBL [Member] | Parent Company [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance				1.1	[3]	1.1
Revisions of previous estimates	[17]					0
Production for the year	[15]					0
Ending Balance	[3]					1.1

[1]	It refers to Crude oil, condensate, and LPG.
[2]	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations may have nonmaterial differences in the sums.
[3]	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations that appear in this note may not sum due to rounding.
[4]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+1.4 MMbbl) are mainly related to: (a) in connection with the developed reserve: (i) results of well tests for Aguada Federal (-0.21 MMbbl); (ii) Aguila Mora (-0.47 MMbbl); (iii) Bajada del Palo Este (-0.96 MMbbl); (iv) Bajada del Palo Oeste (-0.60 MMbbl); (v) Bajada del Palo Oeste (Farmout Agreement I and II) (-0.66 MMbbl and -0.42 MMbbl) respectively; (vi) other fields (-0.24 MMbbl); (vii) positive results in Bajada del Palo Este (+3.02 MMbbl); Bajada del Palo Oeste (+1.63 MMbbl); and (viii) combined effect of other fields (+0.59 MMbbl). (b) in connection with the undeveloped reserve: (i) changes in the development plan in Bajada del Palo Este (-0.11 MMbbl); and (ii) the combined effect of other fields (-0.17 MMbbl). The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (-5.2 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) decreased activity in Bajada del Palo Este (-3.59 Bcf); (ii) lower performance and adjustment of the gas/oil ratio (“GOR”) in the wells of Bajada del Palo Oeste (-8.49 Bcf); and (iii) effect of other fields (-1.43 MMbbl). The positive results are related to wells in Aguada Federal (+0.73 Bcf); Bajada del Palo Este (+2.07 Bcf); Baja del Palo Oeste (+1.91 Bcf); Entre Lomas in Rio Negro Province (+3.42 Bcf) and combined effect of other fields (+2.57 Bcf). (b) in connection with the undeveloped reserve: (i) they are related to an update in Aguada Federal due to the latest well results (-0.82 Bcf); and (ii) decrease in the development activities in Bajada del Palo Este, Bajada del Oeste, Bajada del Oeste and fields operated by Aconcagua (-1.5 Bcf).
[5]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (-8.2 MMbbl) are mainly related to: (a) in connection with the developed reserve: (i) results of well tests for Aguada Federal (-0.54 MMbbl); (ii) Bajada del Palo Este (-0.71 MMbbl); (iii) Bajada del Palo Oeste (-0.43 MMbbl); (iv) Bajada del Palo Oeste (Farmout Agreement II) (-1.26 MMbbl) especially in wells targeting the organic horizon; (v) CAN(-0.31 MMbbl) and the negative revision due to the retroactive adjustment of LPG plant in Entre Lomas Río Negro (-0.88 MMbbl); (vi) positive results in Bajada del Palo Este (+0.38 MMbbl); Bajada del Palo Oeste (+0.33 MMbbl); Bajada del Palo Oeste (Farmout Agreement II) (+0.77 MMbbl); (vii) combined effect of other fields (-0.06 MMbbl); and (viii) due to price changes (-0.4 MMbbl) effect. (b) in connection with the undeveloped reserve: (i) They are related to the adjustment of the typical well in Aguada Federal due to the latest well results reducing (-5.82 MMbbl); (ii) the potential combined effect of other fields and rounding (+0.73 MMbbl), which includes the revision of reserves associated with the extension of the economic life of proved developed reserves in conventional Bajada del Palo Oeste, Bajada del Oeste, Bajada del Oeste (Farmout Agreement I), and Bajada del Oeste UTE II (Farmout Agreement II). The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (-27.8 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) they are associated with the lower performance and adjustment of the gas/oil ratio (“GOR”) in the wells of Aguada Federal (-4.3 Bcf), Bajada del Palo Este (-2.62 Bcf), Bajada del Palo Oeste (-4.51 Bcf), Bajada del Palo Oeste NOC (-3.61 Bcf), Bajada del Palo Oeste (Farmout Agreement I) (-3.28 Bcf), and Bajada del Palo Oeste (Farmout Agreement II) (-1.44 Bcf); (ii) for price changes, the variation was (-0.41 Bcf); and (iii) the rest due to the effect of other fields (-1.75 Bcf). (b) in connection with the undeveloped reserve: (i) they are related to the update of the typical well in Aguada Federal due to the latest well results reducing (-6.58 Bcf); (ii) the potential combined effect of other fields and rounding (+0.70 Bcf), which includes the revision of reserves associated with the extension of the economic life of proved developed reserves in conventional Bajada del Palo Oeste, Bajada del Oeste, Bajada del Oeste (Farmout Agreement I), and Bajada del Oeste (Farmout Agreement II).
[6]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+9.1MMbbl) are mainly related to: (a) in connection with the developed reserve: (i) the enhanced performance of the 32 (thirty two) production wells targeting Vaca Muerta unconventional in Bajada del Palo Oeste concession (+4.78 MMbbl); (ii) the 28 (twenty eight) wells drilled in 2022 targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession, which comprises the farmout I agreement mentioned in Note 29.2.1. (+2.54 MMbbl); (iii) a combined negative effect from other plots of land (-0.62 MMbbl); (iv) a price revision for (+0.75 MMbbl). (b) in connection with the undeveloped reserve: (i) the unconventional Bajada del Palo Oeste concession were revised up, due to a lateral length adjustment, which had no effect on the type well (+0.87 MMbbl); (ii) the Entre Lomas Rio Negro concession were also revised up due to the addition of a well in Charco Bayo oilfield targeting Tordillo and Punta Rosada formations (+0.31 MMbbl); (iii) an upward revision was also made in the development plan of Jagüel de los Machos block due to the addition of 2 (two) wells and 2 (two) workovers (+0.12 MMbbl); (iv) minor changes in the activity of 25 de Mayo-Medanito block (+0.05 MMbbl); (v) in Bajada del Palo Oeste concession, a downward revision was made related to the removal of two wells targeting Lotena conventional formation (-0.28 MMbbl); and (vi) a price revision for (+0.58 MMbbl). The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (+0.9 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) the enhanced performance GOR adjustment based on the latest trial results of the 32 (thirty two) unconventional production wells in Bajada del Palo Oeste concession (+4.83 Bcf); (ii) reduced performance of conventional wells in Bajada del Palo Oeste concession (-2.52 Bcf); (iii) a minor performance in Natural gas wells in Charco Bayo and Piedras Blancas in ELo Río Negro concession (-4.81 Bcf); (iv) a practically null combined effect in the remainder plots of land (-0.38 Bcf); and (v) a price revisions for (+2.54 Bcf). (b) in connection with the undeveloped reserve: (i) the unconventional Bajada del Palo Oeste concession were revised up, due to a lateral length adjustment, which had no effect on the type well (+1.00 Bcf); (ii) the Elo Río Negro concession were also revised up due to the addition of a well in Charco Bayo oilfield targeting Tordillo and Punta Rosada formations (+1.34 Bcf); (iii) an upward revision was also made in the development plan of Jagüel de los Machos block due to the addition of 2 (two) wells and 2 (two) workovers (+0.13 Bcf); (iv) minor changes in the activity of 25 de Mayo-Medanito block (+0.02 Bcf); (v) in Bajada del Palo Oeste concession, a downward revision was made related to the removal of two wells targeting Lotena conventional formation (-2.21 Bcf); and (vi) a price revisions for (+0.96 Bcf).
[7]	The changes in the proved developed and undeveloped reserves due to the extension and discovery of Crude oil (+73.5 MMbbl) and Natural gas (+49.2 Bcf) are mainly related to: (a) in connection with the developed reserve: the increase are related: (i) the drilling success in Vaca Muerta formation of Aguada Federal with a 1 pad (3 wells) incorporating (+2.68 MMbbl y +2.25 Bcf); (ii) Bajada del Palo Este with a 2 pad (8 wells) (+6.80 MMbbl y +3.52 Bcf); (iii) a 4 pad (13 wells) in Bajada del Palo Oeste incorporating (+15.98 MMbbl y +14.66 Bcf). Also, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the drilling success in Vaca Muerta formation of 5 pads (21 wells) in Bajada del Palo Oeste adding (+24.99 MMbbl y +23.36 Bcf); (ii) the addition of 2 pads (5 wells) in Bajada del Palo Este incorporating (+5.61 MMbbl y +2.82 Bcf); as well as (iii) the recategorizations in Bajada del Palo Oeste (Farmout Agreement I and II) adding (+0.32 MMbbl y +0.29 Bcf ). (b) in connection with the undeveloped reserve enable by the activity of drilling in Vaca Muerta formation of: (i) Aguada Federal adding (+4.11 MMbbl y +3.48 Bcf), Bajada del Palo Este totaling (+24.29 MMbbl y +12.55 Bcf), and Bajada del Palo Oeste, totaling (+19.64 MMbbl y +12.72 Bcf).
[8]	The changes in the proved developed and undeveloped reserves due to the extension and discovery of Crude oil (+86.5 MMbbl) and Natural gas (+65.5 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) the drilling success in Vaca Muerta formation of Bajada del Oeste with a pad (3 wells) adding (+3.18 MMbbl and +3.19 Bcf); (ii) a pad (4 wells) in Bajada del Palo Oeste (Farmout Agreement II), incorporating (+2.7 MMbbl and +2.45 Bcf); (iii) a pad (4 wells) in Aguada Federal adding (+1.16 MMbbl and +1.44 Bcf), another pad (2 wells) in Águila Mora, adding (+1.51 MMbbl and +1.15 Bcf); and (iv) two wells in Bajada del Palo Este totaling (+3.10 MMbbl and +0.8 Bcf). Also, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the drilling success in Vaca Muerta formation of 2 pads (8 wells) in Bajada del Palo Oeste adding (+7.84 MMbbl and +7.90 Bcf); (ii) the addition of 2 pads (8 wells) in Bajada del Palo Oeste (Farmout Agreement II), incorporating (+6.94 MMbbl and +6.99 Bcf); as well as (iii) the drilling in a well in Entre Lomas Río Negro adding (+0.22 MMbbl and +2.06 Bcf). (b) in connection with the undeveloped reserve enable by the activity of drilling in Vaca Muerta formation of: (i) 4 pads (15 wells) in Aguada Federal adding (+9.09 MMbbl and +9.09 Bcf), 11 pads (24 wells) in Bajada del Palo Este totaling (+28.91 MMbbl and +12.05 Bcf), 9 pads (33 wells) in Bajada del Palo Oeste, totaling (+36.85 MMbbl and +35.33 Bcf).
[9]	The changes in the proved developed and undeveloped reserves due to the extension and discovery of Crude oil (+65.4 MMbbl) and Natural gas (+62.0 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) the drilling of 16 (sixteen) wells (4 pads) targeting Vaca Muerta formation in Bajada del Palo Oeste concession (+13.44 MMbbl, and +12.30 Bcf): (ii) the drilling of 12 (twelve) wells targeting Vaca Muerta formation in Aguada Federal concession (+7.73 MMbbl, and +8.36 Bcf); (iii) the drilling of 2 (two) wells (1 pad) in Bajada del Palo Este targeting Vaca Muerta (+2.75 MMbbl, and +0.89 Bcf). (b) in connection with the undeveloped reserve: (i) the drilling of 13 (thirteen) wells (4 pads) targeting Vaca Muerta formation in Bajada del Palo Oeste concession (+14.08 MMbbl, +13.91 Bcf); (ii) the drilling of 2 (two) wells (1 pad) in Bajada del Palo Este (+2.71 MMbbl, and +1.39 Bcf); and (iii) the drilling of 28 (twenty-eight) wells (13 pads) in Aguada Federal (+24.69 MMbbl, and +25.15 Bcf).
[10]	The changes in the purchase of Crude oil (-5.4 MMbbl) and Natural gas (-2.6 Bcf) are mainly related to the agreement signed with Aconcagua mentioned in Note 3.2.7.
[11]	The changes in the purchase of Crude oil (+2.00 MMbbl) and Natural gas (+2.00 Bcf) reserves are mainly related to the farmout II agreement signed with Trafigura mentioned in Note 29.2.1.2. As of December 31, 2021, 4 (four) wells were proved undeveloped and the 4 (four) wells were unproved. As of December 31, 2022, the 8 (eight) wells are undeveloped proved.
[12]	Considering Vista Argentina’s output.
[13]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+0.3 MMbbl) and Natural gas (-2.4 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) increase of (+0.53 MMbbl) mainly related with successful performance of wells V-1051 and V-1052 and the last drilling campaign of wells V-1001, V-1002, V-1004 and V-1006; partially offset by (ii) a negative revision due to the adjustment of GOR measured in the block resulting in a discount of (-0.39 Bcf). (b) in connection with the undeveloped reserve: (i) (-0.22 MMbbl and -2.05 Bcf) due to the change in PUD development plan due to the latest results in the drilling campaign.
[14]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+4.6 MMbbl) are mainly related to: (a) in connection with the developed reserve: (i) due to the extension of (+0.2 MMbbl) from the successful drilling of two new Vernet-1051 and 1052 blocks; and (ii) the rounding effect (-0.1 MMbbl). (b) in connection with the undeveloped reserve: (i) (+0.5 MMbbl) due to the latest drilling and discovery campaigns in Amate and Encajonado formations; (ii) an increase of (+3.1 MMbbl) because cash-paid royalties for reserves and production volumes are not discounted; and (iii) an increase due to the extension of acreage from the drilling campaign in the same blocks with Vernet-1053 and 1054 wells, resulting in an increase of (+0.9 MMbbl). The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (10.0 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) The lower performance and price decrease (-0.4 Bcf); and (ii) due to the extension of (+3.3 Bcf) from the successful drilling of two new Vernet-1051 and 1052 blocks. (b) in connection with the undeveloped reserve: (i) an increase of (+6.4 Bcf) because cash-paid royalties for reserves and production volumes are not discounted; and (ii) an increase due to the extension of acreage from the drilling campaign in the same blocks with Vernet-1053 and 1054 wells, resulting in an increase of (+0.7 Bcf). In addition, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the successful drilling campaign of Vernet-1001, 1002, 1004, 1005, and 1006 (+1.65 MMbbl and +1.67 Bcf).
[15]	Considering Vista Holding II’s output.
[16]	It refers to crude oil, condensate, and LNG.
[17]	The revisions of proved developed Crude oil and condensate and Natural gas reserves are related to an enhanced performance of wells (0.05 MMbbl) and the latest GOR trends (-0.04 Bcf). The changes in the proved undeveloped Crude oil, condensate and Natural gas reserves (-0.34 MMbbl, -0.02 Bcf) are related to an adjustment of the type of curve after profit or loss from Vernet-1001 well.
[18]	Natural gas internal consumption stood at 11.1% as of December 31, 2022.
[19]	Natural gas internal consumption stood at 15.6% as of December 31, 2023.